Investments in affiliates and joint ventures - Balance Sheets (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash	$ 100,128	$ 77,875
Total assets	1,819,753	1,694,500
Liabilities
Contract liabilities	24,684	20,971
Total liabilities	1,363,132	1,305,464
Fargo
Assets
Cash	15,820	78,346
Other current assets	36,880	5,342
Non-current assets	276,530	270,763
Total assets	329,230	354,451
Liabilities
Contract liabilities	21,077	69,683
Other current liabilities (excluding current portion of long-term debt)	68,295	30,528
Long-term debt (including current portion)	221,231	219,516
Non-current liabilities	105	341
Total liabilities	310,708	320,068
Net investments in affiliates and joint ventures	18,522	34,383
MNALP
Assets
Cash	10,365	3,197
Other current assets	52,157	43,424
Non-current assets	11,097	34,393
Total assets	73,619	81,014
Liabilities
Contract liabilities	0	0
Other current liabilities (excluding current portion of long-term debt)	28,544	37,401
Long-term debt (including current portion)	28,249	30,221
Non-current liabilities	0	0
Total liabilities	56,793	67,622
Net investments in affiliates and joint ventures	16,826	13,392
Nuna
Assets
Cash	161	1,518
Other current assets	23,611	36,053
Non-current assets	18,922	18,198
Total assets	42,694	55,769
Liabilities
Contract liabilities	184	2,311
Other current liabilities (excluding current portion of long-term debt)	140	6,045
Long-term debt (including current portion)	4,265	7,508
Non-current liabilities	4,380	4,765
Total liabilities	8,969	20,629
Net investments in affiliates and joint ventures	33,725	35,140
Other entities
Assets
Cash	362	364
Other current assets	1,422	1,899
Non-current assets	6,928	7,439
Total assets	8,712	9,702
Liabilities
Contract liabilities	57	4
Other current liabilities (excluding current portion of long-term debt)	1,454	1,900
Long-term debt (including current portion)	5,858	6,021
Non-current liabilities	0	0
Total liabilities	7,369	7,925
Net investments in affiliates and joint ventures	1,343	1,777
Total
Assets
Cash	26,708	83,425
Other current assets	114,070	86,718
Non-current assets	313,477	330,793
Total assets	454,255	500,936
Liabilities
Contract liabilities	21,318	71,998
Other current liabilities (excluding current portion of long-term debt)	98,433	75,874
Long-term debt (including current portion)	259,603	263,266
Non-current liabilities	4,485	5,106
Total liabilities	383,839	416,244
Net investments in affiliates and joint ventures	$ 70,416	$ 84,692